Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss) consisted of the following:

(in thousands of $)	Pension and post-retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates' comprehensive income	Total accumulated comprehensive income (loss)
Balance at December 31, 2014	(15,251)	4,042	4,630	(6,579)
Other comprehensive (loss) before reclassification (Restated)	—	—	(1,381)	(1,381)
Amounts reclassified from accumulated other comprehensive income (Restated)	—	384	—	384
Net current-period other comprehensive (loss) income (Restated)	—	384	(1,381)	(997)
Balance at June 30, 2015 (Restated)	(15,251)	4,426	3,249	(7,576)

Balance at December 31, 2015	(12,400)	—	(192)	(12,592)
Other comprehensive (loss) income before reclassification	—	(44)	1,136	1,092
Amounts reclassified from accumulated other comprehensive (loss) income (see note 11)	—	—	—	—
Net current-period other comprehensive (loss) income	—	(44)	1,136	1,092
Balance at June 30, 2016	(12,400)	(44)	944	(11,500)